Nature of Business	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Nature of Business [Text Block]
1.	Nature of Business

Naked Brand Group Inc. (the “Company”) is a manufacturer and seller of direct and wholesale men’s and women’s undergarments and intimate apparels in the United States and Canada to consumers and retailers through its wholly owned subsidiary, Naked Inc. (“Naked”). In the future, the Company plans to expand into other apparel and product categories.

The Company currently operates out of New York, United States of America.

Effective August 10, 2015, the Company effected a reverse stock split of the basis of 1:40. As such, the Company’s authorized capital was decreased from 450,000,000 shares of common stock to 11,250,000 shares of common stock and an aggregate of 53,278,818 shares of common stock issued and outstanding were decreased to 1,331,977 shares of common stock. These financial statements give retroactive effect to such reverse split and all share and per share amounts have been adjusted accordingly.

1.        Nature of Business

Naked Brand Group Inc. (the “Company”) is a manufacturer and seller of direct and wholesale men’s undergarments and intimate apparels in the United States and Canada to consumers and retailers through its wholly owned subsidiary, Naked Inc. (“Naked”). Established in 2010, Naked was founded on one basic desire, to create a new standard for how products worn close to the skin fit, feel and function.

The Company currently operates out of New York, New York, United States of America and Abbotsford, British Columbia, Canada. In the future, Naked plans to expand into other women’s intimate apparel, sleepwear and loungewear as well as other apparel and product categories that can exemplify the mission of the brand, such as activewear, swimwear, sportswear and more.

Effective August 10, 2015, the Company effected a reverse stock split of the basis of 1:40. As such, the Company’s authorized capital was decreased from 450,000,000 shares of common stock to 11,250,000 shares of common stock and an aggregate of 40,415,485 shares of common stock issued and outstanding were decreased to 1,010,391 shares of common stock. These financial statements give retroactive effect to such reverse split and all share and per share amounts have been adjusted accordingly.